CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Revenues and other:
Oil, natural gas and natural gas liquids sales			$ 462,732	$ 348,895	$ 1,601,180	$ 1,162,037	$ 690,054
Gains (losses) on oil and natural gas derivatives			(108,370)	2,031	124,762	449,940	75,211
Marketing revenues			9,852	1,290	37,393	5,868	3,966
Other revenues			4,846	1,874	10,905	4,609	3,049
Total revenues			369,060	354,090	1,774,240	1,622,454	772,280
Expenses:
Lease operating expenses			88,721	71,636	317,699	232,619	158,382
Transportation expenses			27,183	10,562	77,322	28,358	19,594
Marketing expenses			7,374	692	31,821	3,681	2,716
General and administrative expenses	11,767	1,230	58,566	43,321	173,206	133,272	99,078
Exploration costs			2,226	410	1,915	2,390	5,168
Depreciation, depletion and amortization			197,441	117,276	606,150	334,084	238,532
Impairment of long-lived assets			57,053	0	422,499	0	38,600
Taxes, other than income taxes			39,671	25,195	131,679	78,522	45,182
Losses on sale of assets and other, net			3,172	1,494	1,539	3,494	6,490
Total expenses			481,407	270,586	1,763,830	816,420	613,742
Other income and (expenses):
Loss on extinguishment of debt					0	(94,612)	0
Interest expense, net of amounts capitalized			(100,359)	(77,519)	(379,937)	(259,725)	(193,510)
Losses on interest rate swaps					0	0	(67,908)
Other, net			(1,643)	(3,269)	(14,299)	(7,792)	(7,167)
Total other income and (expenses)			(102,002)	(80,788)	(394,236)	(362,129)	(268,585)
Equity income (loss) from investment in Linn Energy, LLC	(21,272)	34,411
Income (loss) before income taxes			(214,349)	2,716	(383,826)	443,905	(110,047)
Income (loss) before income taxes	(33,039)	33,181
Income tax expense (benefit)	(14,820)	12,528	7,536	8,918	2,790	5,466	4,241
Net income (loss)	$ (18,219)	$ 20,653	$ (221,885)	$ (6,202)	$ (386,616)	$ 438,439	$ (114,288)
Net income (loss) per unit:
Basic (in usd per unit)			$ (0.96)	$ (0.04)	$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)			$ (0.96)	$ (0.04)	$ (1.92)	$ 2.51	$ (0.80)
Net income per share, basic and diluted (in usd per share)	$ (0.52)	$ 1.92
Weighted average units outstanding:
Basic (in units)			233,176	193,256	203,775	172,004	142,535
Diluted (in units)			233,176	193,256	203,775	172,729	142,535
Weighted average shares outstanding	34,788	10,747
Distributions/dividends declared per unit/share (in usd per unit/share)	$ 0.71	$ 0.71	$ 0.725	$ 0.69	$ 2.865	$ 2.70	$ 2.55